Other Non-Current Assets - Additional Information (Detail) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Arrangement Management Services at Hanzhong Hospital [Member] USD ($)	Dec. 31, 2014 Arrangement Management Services at Hanzhong Hospital [Member] CNY	Aug. 31, 2011 Arrangement Management Services at Hanzhong Hospital [Member] CNY
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Deposits - long-term	$ 3,133	19,442	62,139	$ 1,018	6,316	9,500
Installment end date				May 31, 2020	May 31, 2020
Security deposits non-current				$ 772	4,795